INCOME TAXES (Schedule Of Principal Components Of The Deferred Tax Assets And Liabilities) (Details) (PRC [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
PRC [Member]
Current deferred tax assets
Provision for doubtful accounts	$ 1,583	$ 484
Accrued payroll and welfare	1,474	1,763
Accrued liabilities-current	1,551	1,894
Impairment of intangible assets	272	52
Less valuation allowance	(4,880)	(3,565)
Current deferred tax assets, net		628
Non-current deferred tax assets
Accrued liabilities-non-current	5	56
Excessive advertising fee-non-current	1,304	791
Excessive employee education fee-non-current	74
Net operating loss carry forwards	54,577	42,606
Less valuation allowance	(55,960)	(35,855)
Non-current deferred tax assets, net		7,598
Non-current deferred tax liabilities, Intangible assets		(6,489)
Non-current deferred tax liabilities		$ (6,489)